Credit from Banks and Others	12 Months Ended
Dec. 31, 2017
Notes to Consolidated Financial Statements [Abstract]
Note 16 - Credit from Banks and Others

Note 16 - Credit from Banks and Others

  Composition
As at December 31
2017	2016
$ millions	$ millions

Short-term credit

From financial institutions	635	572
From the parent company	175	-
	810	572
Current maturities
Long term loans from financial institutions	12	16

Total Short Term Credit	822	588

Long- term debt and debentures
Loans from financial institutions	786	1,254
Other loans	98	87
	884	1,341
Less – current maturities	12	16
	872	1,325

Marketable debentures	1,241	1,196
Non-marketable debentures	275	275

Total Long- term debt and debentures	2,388	2,796

For additional information, see Note 24 Financial Instruments and Risk Management.

B. Movement during the year in Credit from Banks and Others (short term credit, Loans and debentures) including interest payables

As at December 31
2017
$ millions

Balance as at January 1, 2017	3,399

Changes from financing cash flows
Receipt of long-term debt	276
Repayment of long-term debt	(379)
Credit facilities used, net	(318)
Receipt of short-term credit, net of repayment	147
Interest paid	(111)
Total net financing cash flows	(385)

Effect of changes in foreign exchange rates	101
Other changes	112

Balance as at December 31, 2017	3,227

Note 16 - Credit from Banks and Others (cont’d)

C. Maturity periods

The credit and the loans from banks and others, including debentures (net of current maturities), mature in the years after the date of the report, as follows:

As at December 31
2017	2016
$ millions	$ millions

Second year	261	16
Third year	18	323
Fourth year	213	27
Fifth year	644	1,046
Sixth year and thereafter	1,252	1,384
	2,388	2,796

For additional information, see Note 16F below.

D. Restrictions on the Group relating to the receipt of credit

As part of the loan agreements the Group has signed, various restrictions apply including financial covenants, a cross‑default mechanism and a negative pledge.

Set forth below is information regarding the financial covenants applicable to the Company as part of the loan agreements and the compliance therewith:

	Financial Ratio Required under the Agreement	Financial Ratio December 31,
Financial Covenants (1)		2017

Equity	Equity greater than 2,000	2,859
	million dollars	million dollars

The ratio of the EBITDA to the net interest expenses	Equal to or greater than 3.5	9.36

Ratio of the net financial debt to EBITDA	Less than 4.25 (2)	2.56

Ratio of the financial liabilities of the subsidiaries to the total assets of the consolidated company	Less than 10%	4.91%

(1) Examination of compliance with the above‑mentioned financial covenants is made as required based on the data in the Company's consolidated financial statements.

(2) According to the Company’s covenants, the required ratio of the net financial debt to EBITDA as at December 31, 2018 and 2019 is less than 4.0 and 3.5 respectively.

Note 16 - Credit from Banks and Others (cont'd)

E. Sale of receivables under securitization transaction

In July 2015, the Company and certain Group subsidiaries (hereinafter – “the Subsidiaries”) signed a series of agreements regarding a securitization transaction with three international banks (hereinafter – “the Lending Banks”) for the sale of their trade receivables to a foreign company which was established specifically for this purpose and which is not owned by the ICL Group (hereinafter – “the Acquiring Company”).

Those agreements replace the prior securitization agreements, in the amount of $350 million, which came to an end in July 2015. The main structure of the new securitization agreement is the same as the prior securitization agreement. The Company's policy is to utilize the securitization limit based on its cash‑flow needs, alternative financing sources and market conditions. The new securitization agreement will expire in July 2020. In the agreement, ICL undertook to comply with a financial covenant whereby the ratio of net debt to EBITDA will not exceed 4.75. If ICL does not comply with the said ratio, the Acquiring Company is allowed to discontinue acquiring new trade receivables (without affecting the existing acquisitions). As at the reporting date, ICL is in compliance with the aforementioned financial covenant.

The Acquiring Company finances acquisition of the debts by means of a loan received from a financial institution, which is not related to ICL, which finances the loan out of the proceeds from the issuance of commercial paper on the U.S. commercial paper market. The repayment of both the commercial paper and the loan are backed by credit lines from the Lending Banks. In July 2017, the Company reduced its securitization framework, from $405 to $350 million, in order to optimize utilization of the financing framework.

The acquisitions are on an ongoing basis, whereby the proceeds received from customers whose debts were sold are used to acquire new trade receivables. The period in which the Subsidiaries are entitled to sell their trade receivables to the Acquiring Company is five years from the closing date of the transaction, where both parties have the option at the end of each year to give notice of cancellation of the transaction. The selling price of the trade receivables is the amount of the debt sold, less the calculated interest cost based on the anticipated period between the sale date of the customer debt and its repayment date. Upon acquisition of the debt, the Acquiring Company pays the majority of the debt price in cash and the remainder in a subordinated note, which is paid after collection of the debt sold. The rate of the cash consideration varies according to the composition and behavior of the customer portfolio. The Subsidiaries handle collection of the trade receivables included in the securitization transaction, on behalf of the Acquiring Company.

In addition, as part of the agreements a number of conditions were set in connection with the quality of the customer portfolios, which give the Lending Banks the option to end the undertaking or determine that some of the Subsidiaries, the customer portfolios of which do not meet the conditions provided, will no longer be included in the securitization agreements.

Note 16 - Credit from Banks and Others (cont'd)

E. Sale of receivables under securitization transaction (cont’d)

The securitization of trade receivables does not meet the conditions for derecognition of financial assets prescribed in International Standard IAS 39, regarding Financial Instruments – Recognition and Measurement, since the Group did not transfer all of the risks and rewards deriving from the trade receivables. Therefore, the receipts received from the Acquiring Company are presented as a financial liability as part of the short-term credit. As of December 31, 2017, and December 31, 2016, utilization of the securitization facility and trade receivables within this framework amounted to approximately $331 million.

Once the Company transferred its trade receivables, it no longer has the right to sell them to another party. In the case of a credit default, the Company bears approximately 30% of the overall secured trade receivable balance.

The value of the transferred assets (which is approximately their fair value), fair value of the associated liabilities and net position are as follows:

Year ended December 31,
2017	2016	2015
$ millions	$ millions	$ millions

Value of the transferred assets	331	331	285
Fair value of the associated liabilities	331	331	285
Net position *	-	-	-

* Less than $1 million.

Note 16 - Credit from Banks and Others (cont'd)

F. Information on material loans and debentures outstanding as at December 31, 2017:

Instrument type	Loan date	Original principal (millions)	Currency	Carrying amount 31 December, 2017 $ millions	Interest rate	Principal repayment date	Additional information
Loan-Israeli institutions	November 2013	300	Israeli Shekel	76	4.94%	2015-2024 (annual installment)	Partially prepaid
Debentures (private offering) – 3 series	January 2014	84 145 46	U.S Dollar	84 145 46	4.55% 5.16% 5.31%	January 2021 January 2024 January 2026
Loan-international institutions	July 2014	27	Euro	26	2.33%	2019-2024	Partially prepaid
Debentures-Series D	December 2014	800	U.S Dollar	792	4.50%	December, 2024	(1)
Loan-European Bank	December 2014	161	Brazilian Real	30	CDI+1.35%	2015-2021 (Semi annual installment)
Loan from a European Bank	December 2015, December 2013	129	U.S Dollar	129	Libor+1.40%	December 2019
Debentures-Series E	April 2016	1,569	Israeli Shekel	449	2.45%	2021- 2024 (annual installment)	(2)
Loan - others	April - October, 2016	600	Chinese Yuan Renminbi	92	5.23%	2019
Loan - Asian Banks	June - October, 2017	700	Chinese Yuan Renminbi	108	4.72%	2018
Loan - Asian Bank	October, 2017	400	Chinese Yuan Renminbi	61	CNH Hibor + 0.50%	April 2018
Loan - Parent Company	November - December, 2017	175	U.S Dollar	175	1.81%	2018	See Note 26D

Note 16 - Credit from Banks and Others (cont'd)

F. Information on material loans and debentures: (cont’d)

Additional Information:

                      Debentures Series D

Private issuance of debentures pursuant to Rule 144A and Regulation S under the U.S. Securities Act of 1933, as amended, to institutional investors in the U.S., Europe, and Israel. The notes are registered for trade in the TACT Institutional; by the Tel-Aviv Stock Exchange Ltd. The notes have been rated BBB (stable). In March 2017, the rating company “Fitch Rating Ltd.” lowered the Company’s credit rating, together with the rating of the debentures, from BBB to BBB- with a stable rating outlook. In November 2017, the rating company “Standard & Poor’s” reaffirmed the Company’s credit rating, together with the rating of the debentures, at BBB-, with a stable rating outlook.

                      Debentures-Series E

The debentures were listed for trading on the Tel-Aviv Stock Exchange. The debentures are unsecured and contain standard terms and conditions and events of default, as well as a mechanism to raise the interest rate in the event of a decrease in the rating of the debentures (the interest rate will be increased by 0.25% per decrease in the rating by one rating level, starting at a rating of (ilA) and reaching a maximum cumulative interest rate increase of 1% upon reaching a rating of (ilBBB)), a negative pledge undertaking and financial covenants ((1) minimum equity of not less than $1.55 billion; and (2) net debt to EBITDA ratio of not more than 1:5.5). On November 1, 2017, the rating agency Standard & Poor's Maalot ratified the Company’s rating of 'ilAA'. The rating outlook is stable.

Note 16 - Credit from Banks and Others (cont'd)

G. Credit facilities:

Issuer	European bank	Group of eleven international banks	American bank	European Bank
Date of the credit facility	March 2014	March 2015	March 2016	December 2016
Date of credit facility termination	March 2020	March 2022*	March 2022*	June 2023
The amount of the credit facility	USD 35 million, Euro 60 million*	USD 1,705 million	USD 150 million	USD 136 million
Credit facility has been utilized	-	USD 530 million**	-	-
Interest rate	Up to 33% use of the credit: Libor/Euribor + 0.90%. From 33% to 66% use of the credit: Libor/Euribor + 1.15% 66% or more use of the credit: Libor/Euribor + 1.40%	Up to 33% use of the credit: Libor/Euribor + 0.70%. From 33% to 66% use of the credit: Libor/Euribor + 0.80% 66% or more use of the credit: Libor/Euribor + 0.95%	Up to 33% use of the credit: Libor + 0.65%. From 33% to 66% use of the credit: Libor + 0.75%. 66% or more use of the credit: Libor + 0.95%	Libor +0.75%
Loan currency type	USD and Euro loans	USD and Euro loans	USD loans	USD loans
Pledges and restrictions	Financial covenants - see Section D, a cross-default mechanism and a negative pledge.	Financial covenants - see Section D, a cross-default mechanism and a negative pledge.	Financial covenants - see Section D, a cross-default mechanism and a negative pledge.	Financial covenants - see Section D and a negative pledge.
Non-utilization fee	0.32%	0.21%	0.19%	0.30%

* Updated in 2017.

** As at March 1, 2018, the Company withdrew an additional $320 million.

Note 16 - Credit from Banks and Others (cont'd)

H. Pledges and Restrictions Placed in Respect of Liabilities

1) The Group has undertaken various obligations in respect of loans and credit received from non‑Israeli banks, including a negative pledge whereby the Group, committed, among other things, in favor of the lenders, to limit guarantees and indemnities to third parties (other than the guarantees in respect to subsidiaries) up to an agreed amount for $550 million. The Group has also undertaken to grant loans only to subsidiaries and to associated companies in which it holds at least 25% of the voting rights – not more than stipulated by the agreement with the banks. ICL has further committed not to grant any credit, other than in the ordinary course of business, and not to register any charges, including rights of lien, except those defined in the agreement as “liens permitted to be registered” on its existing and future assets and income. For details with regards to the covenants in respect of these loans, see Note 16.D. above.

2) As of the date of this report, the total guarantees of the Company were $77 million.